Contingently Redeemable Preferred Units (DetailsTextual) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Bridge preferred units par value	$ 0.50	$ 0.50
Debt security, excess	$ 1,000,000,000	$ 1,000,000,000
Board of directors percentage	15.00%	15.00%
Preferred liquidation preference	$ 156,936,000	$ 136,816,000	$ 121,870,000
Preferred units, description	The Company entered into subscription agreements to sell Preferred Units to the Holders a price of $0.50 per unit concurrently with the issuance of the 2019 Phase II Notes, which resulted in the issuance of approximately 12,000,000 Preferred Units (the “2019 Bridge Preferred Units”). The Company recognized $2,031 attributable to the 2019 Bridge Preferred Units based on the allocated fair value of cash proceeds.	The Company entered into subscription agreements to sell Preferred Units to the Holders a price of $0.50 per unit concurrently with the issuance of the 2019 Phase II Notes, which resulted in the issuance of approximately 12,000,000 Preferred Units (the “2019 Bridge Preferred Units”). The Company recognized $2,031 attributable to the 2019 Bridge Preferred Units based on the allocated fair value of cash proceeds.
Preferred units issued	250,500,000	224,900,000	68,700,000
Liquidation preference, percentage	8.00%	8.00%
Series C [Member]
Bridge preferred units par value	$ 1.10	$ 1.10
Series D [Member]
Bridge preferred units par value	$ 1.75	$ 1.75
Convertible Preferred Stock [Member]
Preferred units, description		Upon the issuance of 2019 Bridge Preferred Units, the down round provision was triggered for the Series C and Series D Preferred Units whereby the conversion price was adjusted from $1.10 and $1.75, respectively to $0.50 per Common Unit, which resulted in approximately 144,200,000 additional Common Units being issuable upon conversion of the Series C and Series D Preferred Units. As the fair value a Common Unit was determined to be less than $0.50 on both 1) the original issuance date of the Series C and Series D Preferred Units and 2) immediately following the issuance of the Bridge Preferred Units, the down round did not trigger a BCF. Therefore, a deemed dividend was not recognized.